RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Mortgage loan payments received	$ 1,415	$ 749	$ 1,017
Affiliates
RELATED PARTY TRANSACTIONS
Lease revenues	9	7	6
Cost of services	330	297	278
Intercompany payables	49	47
Intercompany receivables	12	13
Certain corporations with which the parent's directors were affiliated
RELATED PARTY TRANSACTIONS
Premiums and policy fees or other amounts for insurance and investment products, interest on bonds and commissions on securities underwriting	0	0	6
Joint Venture
RELATED PARTY TRANSACTIONS
Mortgage loan payments received	7	5	23
Proceeds from collection of principal payments on mortgage loans	16
Payment of Management Fee | Affiliates
RELATED PARTY TRANSACTIONS
Management fee for certain services provided	13	12	11
PLC | Certain corporations with which the parent's directors were affiliated
RELATED PARTY TRANSACTIONS
Commission, interest on debt and investment products and fees	$ 0	$ 0	$ 2